Goodwill, Intangible Assets and Acquisitions - Intangible assets arising from acquisitions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill, Intangible Assets and Acquisitions
Cost	$ 199,433	$ 191,120
Accumulated Amortization	(103,140)	(81,339)
Intangible assets, net	96,293	109,781
Game related
Goodwill, Intangible Assets and Acquisitions
Cost	138,537	132,762
Accumulated Amortization	(72,277)	(56,156)
Intangible assets, net	66,260	76,606
Technology
Goodwill, Intangible Assets and Acquisitions
Cost	10,776	10,327
Accumulated Amortization	(4,533)	(3,569)
Intangible assets, net	6,243	6,758
Trademark and domain name
Goodwill, Intangible Assets and Acquisitions
Cost	25,814	24,738
Accumulated Amortization	(11,000)	(8,063)
Intangible assets, net	14,814	16,675
Others
Goodwill, Intangible Assets and Acquisitions
Cost	24,306	23,293
Accumulated Amortization	(15,330)	(13,551)
Intangible assets, net	$ 8,976	$ 9,742